SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warranty provision [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 324	$ 251	$ 229
Additions	216	294	286
Deductions	(202)	(221)	(264)
Balance, ending	338	324	251
Provision for doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	331	125	123
Additions	112	206	107
Deductions	(141)		(105)
Balance, ending	$ 302	$ 331	$ 125